FAIR VALUE MEASUREMENT (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effect of derivative instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 19,656,236	$ 10,764,226	$ (4,369,173)
Foreign exchange option contracts
Effect of derivative instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Income on Derivatives		304,582	428,340
Foreign exchange forward contracts
Effect of derivative instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 19,656,236	$ 10,459,644	$ (4,797,513)